S000003863 [Member] Investment Objectives and Goals - BlackRock Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Balanced Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Balanced Portfolio (the “Balanced Portfolio” or the “Fund”) (formerly known as BlackRock Sustainable Balanced Portfolio), a series of BlackRock Series Fund, Inc. (the “Corporation”), is to seek high total investment return.